Note 6 - Employee Benefit Plans (Details) - Estimated Future Benefit Payments (USD $)	Dec. 31, 2013
Estimated Future Benefit Payments [Abstract]
2014	$ 2,601,000
2015	1,418,000
2016	1,665,000
2017	1,299,000
2018	1,275,000
2019-2023	$ 7,225,000